19. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
19. SUBSEQUENT EVENTS

On June 27, 2013, the Company entered into a senior secured credit facility from Independent Bank, providing for a $100.0 million revolving credit facility, subject to scheduled or elective collateral borrowing base redeterminations based on our oil and natural gas reserves.  Effective July 2, 2013, the Company refinanced all outstanding amounts of the existing Credit Agreement into this credit facility. The credit facility matures on June 1, 2016.  The current borrowing base is $13.0 million. The outstanding borrowings bear interest at a rate that is currently based on the prime plus 0.0% with a 4.00% floor.  The Company also must pay an unused commitment fee of 0.5% per year on the undrawn amount of the borrowing base.

On July 25, 2013, the Company amended its credit agreement with SOSventures, LLC providing for a term loan through February 1, 2016 in an amount up to $10,000,000 at a 17.00% interest rate through May 29, 2014 and 22.00% interest rate thereafter.